Revenue - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract loss accrual	$ 0	$ 12,200,000	$ 2,500,000	$ 14,300,000
Contract loss accrual recognized	4,200,000	2,900,000	8,200,000	2,900,000
Catch-up adjustment to revenue	0	$ 0	800,000	$ 0
Contract losses for work not completed	14,200,000		14,200,000		$ 20,700,000
Current contract assets	12,000,000		12,000,000		11,500,000	$ 1,200,000
Noncurrent contract assets	700,000		700,000		700,000	0
Contract with customer liability revenue recognized	1,900,000		4,200,000		1,200,000	$ 1,400,000	$ 900,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation					$ 8,400,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-07-01
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation	$ 7,200,000		$ 7,200,000
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period					12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-07-01
Disaggregation of Revenue [Line Items]
Revenue recognize period	12 months		12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period					24 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-07-01
Disaggregation of Revenue [Line Items]
Revenue recognize period	24 months		24 months